Liabilities arising from insurance contracts (Tables)	12 Months Ended
Dec. 31, 2021
Liabilities arising from insurance contracts
Schedule of liabilities arising from insurance contracts

	2021
($ in thousands)	Gross	Reinsurance	Net
Unearned premiums	10,138	(8,315)	1,823
Claims incurred but not reported reserve	4,292	(3,410)	882
Total	14,430	(11,725)	2,705

	2020
($ in thousands)	Gross	Reinsurance	Net
Unearned premiums	10,903	(8,723)	2,180
Claims incurred but not reported reserve	1,693	(1,354)	339
Total	12,596	(10,077)	2,519

Schedule of insurance income

($ in thousands)
Income statement	2021	2020	2019
Gross premiums written	2,384	7,203	4,707
Gross ceded reinsurance premiums	(1,874)	(5,762)	(3,766)
Movement in net unearned premium	337	(1,195)	(862)
Net premium earned	847	246	79
Change in insurance claims reserves	(558)	(241)	(79)
Net income on insurance contracts	289	5	-
Insurance underwriting commission	381	172	56
Insurance administrator commission	4,473	1,604	3,489
Total insurance income	5,143	1,781	3,545